As filed with the U.S. Securities and Exchange Commission on June 6, 2024
Securities Act File No. 333-59745
Investment Company Act File No. 811-08895

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No. ___
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Post-Effective Amendment No. 130
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And/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 134
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(Check appropriate box or boxes)
VOYA FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code: (800) 992-0180
Huey P. Falgout, Jr., Esq.
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258-2034
(Name and Address of Agent for Service)
With copies to:
Elizabeth J. Reza, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING
It is proposed that this filing will become effective (check appropriate box):
☐
Immediately upon filing pursuant to paragraph (b)
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on June 11, 2024, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date), pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date), pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒
This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A (File No. 333-59745) of Voya Funds Trust (the “Registrant”) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of delaying the effective date of Post-Effective Amendment No. 128 from June 7, 2024 to June 11, 2024 as it relates to Class R6 shares of Voya Government Money Market Fund, a series of the Registrant (the “Fund”). This Amendment incorporates by reference Parts A, B and C of the Registrant’s Post-Effective Amendment No. 128 which was filed with the Securities and Exchange Commission on April 5, 2024.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 130 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 6th day of June, 2024.
VOYA FUNDS TRUST
By:  /s/ Joanne F. Osberg

Joanne F. Osberg
Secretary
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
SIGNATURE	TITLE	DATE
_______________________________ Andy Simonoff*	President and Chief Executive Officer	June 6, 2024
_______________________________ Todd Modic*	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	June 6, 2024
_______________________________ Fred Bedoya*	Vice President, Treasurer and Principal Accounting Officer	June 6, 2024
_______________________________ Colleen D. Baldwin*	Trustee	June 6, 2024
_______________________________ John V. Boyer*	Trustee	June 6, 2024
_______________________________ Martin J. Gavin*	Trustee	June 6, 2024
_______________________________ Joseph E. Obermeyer*	Trustee	June 6, 2024
_______________________________ Sheryl K. Pressler*	Trustee	June 6, 2024
_______________________________ Christopher P. Sullivan*	Trustee	June 6, 2024
*By: /s/ Joanne F. Osberg

Joanne F. Osberg
Attorney-in-Fact**
**
Powers of attorney for Andy Simonoff, Todd Modic, Fred Bedoya, and each Trustee were filed with Post-Effective Amendment No. 129 to the Registrant’s Form N-1A Registration Statement on May 24, 2024 and are incorporated herein by reference.

Ropes & Gray LLP

\Prudential Tower 800 Boylston Street Boston, MA 02199 www.ropesgray.com.

June 6, 2024

Kathleen M. Nichols

T +1 617 854 2418

F +1 617 235 0862 kathleen.nichols@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: VOYA FUNDS TRUST (the "Trust")

Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A (the "Amendment")

SEC File Nos. 333-59745 and 811-08895

Dear Mr. O'Brien:

Pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended (the "1933 Act"), the Trust hereby submits for filing via EDGAR Post-Effective Amendment No. 130 under the 1933 Act and Post-Effective Amendment No. 134 under the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A.

The Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate June 11, 2024 as the new effective date for Post-Effective Amendment No. 128 to the Trust's Registration Statement under the Securities Act and Amendment No. 132 to the Trust's Registration Statement under the 1940 Act, filed pursuant to Rule 485(b) under the Securities Act on April 5, 2024 (the "Prior Amendment"). The Prior Amendment was initially scheduled to become effective on June 7, 2024.

We have assisted the Registrant in the preparation of the Amendment and believe that the Amendment does not contain any disclosure that, in our view, would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

    The Amendment relates solely to Class R6 shares of Voya Government Money Market Fund, a series of the Trust. The Amendment does not supersede or amend any disclosure in the Trust's Registration Statement relating to any other series of the Trust.

No fees are required in connection with this filing. Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Anna Jagiello at (480) 477-2309.

Very truly yours,

/s/ Kathleen M. Nichols Kathleen M. Nichols

cc:Gizachew Wubishet, Esq. Timothy W. Diggins, Esq. Elizabeth J. Reza, Esq.